Long-Term Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	$ (50,101)		$ (19,475)
Long-term debt, less current maturities	1,549,983		1,551,204
Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Carrying Amount [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(516)		(692)
Total long-term debt	1,600,084		1,570,679
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(50,101)		(19,475)
Long-term debt, less current maturities	1,549,983		1,551,204
Total long-term debt	1,600,084		1,570,679
Carrying Amount [Member] | Centuri Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	41,185		60,627
Carrying Amount [Member] | IDRBs [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	106,184		111,879
Unsecured debt	197,511		320,909
Carrying Amount [Member] | Centuri Term Loan Facility [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	106,700		112,571
Carrying Amount [Member] | Centuri Other Debt Obligations [Member]
Debt Instrument [Line Items]
Centuri other debt obligations	52,635		25,901
Carrying Amount [Member] | Debentures [Member]
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(9,931)		(6,137)
Notes payable	1,197,569		901,363
Carrying Amount [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable	125,000		125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable	125,000		125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	250,000		250,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Notes payable	250,000		250,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.8%, due 2046 [Member]
Debt Instrument [Line Items]
Notes payable	300,000	$ 300,000	0
Carrying Amount [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable	75,000		75,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	7,500		7,500
Carrying Amount [Member] | Debentures [Member] | Revolving Credit Facility and Commercial Paper [Member]
Debt Instrument [Line Items]
Line of credit facility	5,000		150,000
Carrying Amount [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(2,489)		(3,946)
Carrying Amount [Member] | Fixed-Rate Bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured debt	0		100,000
Carrying Amount [Member] | Fixed-Rate Bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured debt	0		24,855
Market Value [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	106,819		112,665
Centuri other debt obligations	52,840		26,059
Market Value [Member] | Centuri Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	41,292		60,724
Market Value [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	129,703		130,273
Market Value [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	149,734		141,581
Market Value [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	254,900		253,600
Market Value [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	266,793		251,483
Market Value [Member] | Debentures [Member] | Notes, 3.8%, due 2046 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	283,029		0
Market Value [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	94,691		97,035
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	25,040		26,253
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	29,290		29,855
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	31,905		31,890
Market Value [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	8,769		8,684
Market Value [Member] | Debentures [Member] | Revolving Credit Facility and Commercial Paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	5,000		150,000
Market Value [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value [Member] | Fixed-Rate Bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	0		100,452
Market Value [Member] | Fixed-Rate Bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	$ 0		$ 25,130